UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-09397

The Gabelli Utilities Fund
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Bruce N. Alpert Gabelli Funds, LLC One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Utilities Fund

Semiannual Report — June 30, 2021

Mario J. Gabelli, CFA	Timothy M. Winter, CFA	Justin Berger, CFA	Brett Kearney, CFA
Chief Investment Officer	Portfolio Manager	Portfolio Manager	Portfolio Manager
	BA, Rollins College	BA, Yale University	BS, Washington and Lee
	MBA, University of	MBA, Wharton School,	University
	Notre Dame	University of Pennsylvania	MBA, Columbia Business
School

To Our Shareholders,

For the six months ended June 30, 2021, the net asset value (NAV) total return per Class AAA Share of The Gabelli Utilities Fund was 8.2% compared with a total return of 2.4% for the Standard & Poor’s (S&P) 500 Utilities Index (SPU). Other classes of shares are available. See page 2 for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2021.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

  Comparative Results

Average Annual Returns through June 30, 2021 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance for periods of less than one year is not annualized

	Six Months	1 Year	3 Year	5 Year	10 Year	15 Year	Since Inception (8/31/99)
Class AAA (GABUX)	8.15%	21.45%	6.90%	5.53%	6.78%	6.76%	7.44%
S&P 500 Utilities Index (b)	2.38	15.77	10.49	7.41	10.56	8.61	7.20
Lipper Utility Fund Average (b)	3.85	18.04	8.42	6.84	8.80	7.83	6.82
Class A (GAUAX)	7.96	21.44	6.89	5.51	6.77	6.76	7.44
With sales charge (c)	1.75	14.55	4.80	4.26	6.14	6.34	7.15
Class C (GAUCX)	7.51	20.45	6.10	4.73	5.98	5.96	6.76
With contingent deferred sales charge (d)	6.51	19.45	6.10	4.73	5.96	5.96	6.76
Class I (GAUIX)	8.21	21.84	7.17	5.79	7.05	6.99	7.60

(a)	Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund for periods prior to December 31, 2002. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2002, and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.

(b)	The S&P 500 Utilities Index is an unmanaged market capitalization weighted index of large capitalization stocks that may include facilities generation and transmission or distribution of electricity, gas, or water. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

In the current prospectuses dated April 30, 2021, the gross expense ratios for Class AAA, A, C, and I Shares are 1.37%, 1.37%, 2.12%, and 1.12%, respectively. See page 11 for the expense ratios for the six months ended June 30, 2021. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The value of utility stocks generally changes as long term interest rates change. Funds investing in a single sector, such as utilities, may be subject to more volatility than funds that invest more broadly. The utilities industry can be significantly affected by government regulation, financing difficulties, supply or demand of services or fuel, and natural resources conservation.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

The Gabelli Utilities Fund
Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2021 through June 30, 2021	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/21	Ending Account Value 06/30/21	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Utilities Fund
Actual Fund Return
Class AAA	$1,000.00	$1,081.50	1.36%	$ 7.02
Class A	$1,000.00	$1,079.60	1.36%	$ 7.01
Class C	$1,000.00	$1,075.10	2.11%	$ 10.86
Class I	$1,000.00	$1,082.10	1.11%	$ 5.73
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.05	1.36%	$ 6.80
Class A	$1,000.00	$1,018.05	1.36%	$ 6.80
Class C	$1,000.00	$1,014.33	2.11%	$ 10.54
Class I	$1,000.00	$1,019.29	1.11%	$ 5.56

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of June 30, 2021:

The Gabelli Utilities Fund

Energy and Utilities	79.6%
Communications	13.8%
Other	5.6%
U.S. Government Obligations	0.9%
Closed-End Funds	0.0%*
Other Assets and Liabilities (Net)	0.1%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Utilities Fund
Schedule of Investments — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.9%
	ENERGY AND UTILITIES — 79.5%
	Alternative Energy — 1.0%
380,000	Algonquin Power & Utilities Corp	$2,195,746	$5,661,988
49,859	Brookfield Renewable Corp., Cl. A	1,306,069	2,091,086
45,000	Eos Energy Enterprises Inc.†	465,582	808,200
2,000	Landis+Gyr Group AG	136,020	139,638
91,063	NextEra Energy Partners LP	2,741,511	6,953,571
70,000	Ormat Technologies Inc.	1,795,788	4,867,100
11,000	Siemens Gamesa Renewable Energy SA†	176,171	367,298
		8,816,887	20,888,881

	Diversified Industrial — 0.8%
7,500	AECOM†	250,999	474,900
65,000	AZZ Inc.	2,586,548	3,365,700
67,000	ITT Inc.	1,292,319	6,136,530
390,000	Mueller Water Products Inc., Cl. A	2,207,035	5,623,800
22,500	Park-Ohio Holdings Corp.	429,304	723,150
		6,766,205	16,324,080

	Electric Integrated— 49.5%
295,000	ALLETE Inc.	10,568,943	20,644,100
177,000	Alliant Energy Corp	3,221,377	9,869,520
532,000	Ameren Corp	15,449,015	42,581,280
670,500	American Electric Power Co. Inc.	26,671,028	56,717,595
204,000	Avangrid Inc	7,862,999	10,491,720
236,000	Avista Corp.	5,443,394	10,070,120
438,000	Black Hills Corp	11,210,357	28,745,940
67,000	CMS Energy Corp.	809,229	3,958,360
447,000	Dominion Energy Inc.	24,315,699	32,885,790
16,200	DTE Energy Co.	1,457,142	2,099,520
286,000	Duke Energy Corp.	15,467,339	28,233,920
406,000	Edison International	13,968,529	23,474,920
9,400	Entergy Corp.	988,934	937,180
1,147,600	Evergy Inc.	29,368,849	69,349,468
788,000	Eversource Energy	18,252,851	63,229,120
340,000	Exelon Corp.	10,687,011	15,065,400
358,000	FirstEnergy Corp.	9,722,210	13,321,180
190,000	Fortis Inc.	5,922,733	8,410,213
912,000	Hawaiian Electric Industries Inc.	21,743,174	38,559,360
44,000	IDACORP Inc.	1,908,750	4,290,000
304,000	MGE Energy Inc.	9,212,708	22,629,760
2,322,500	NextEra Energy Inc.	34,937,169	170,192,800
265,000	NiSource Inc.	2,465,164	6,492,500
428,000	NorthWestern Corp	11,549,346	25,774,160
Shares		Cost	Market Value
785,000	OGE Energy Corp	$13,193,046	$26,415,250
664,000	Otter Tail Corp.	15,677,472	32,409,840
248,000	PG&E Corp.†	2,369,217	2,522,160
320,000	Pinnacle West Capital Corp.	13,092,833	26,230,400
1,326,087	PNM Resources Inc	15,645,609	64,673,263
95,500	Portland General Electric Co.	3,979,555	4,400,640
524,000	PPL Corp.	16,098,917	14,656,280
187,000	Public Service Enterprise Group Inc.	5,389,427	11,171,380
430,000	The Southern Co.	15,474,375	26,019,300
50,000	Unitil Corp.	1,433,085	2,648,500
588,000	WEC Energy Group Inc.	15,735,270	52,302,600
424,000	Xcel Energy Inc.	13,673,238	27,933,120
		424,965,994	999,406,659

	Electric Transmission and Distribution — 0.6%
64,000	Consolidated Edison Inc.	2,616,251	4,590,080
360,000	Red Electrica Corp. SA	4,191,840	6,682,650
3,400	Uniper SE	38,231	125,220
		6,846,322	11,397,950

	Environmental Services — 0.2%
52,000	Covanta Holding Corp.	692,459	915,720
7,500	Pentair plc	301,705	506,175
4,500	Tetra Tech Inc	388,709	549,180
80,000	Veolia Environnement SA	1,097,512	2,416,084
		2,480,385	4,387,159

	Global Utilities— 2.1%
10,000	AES Brasil Energia SA	30,034	27,987
35,000	Chubu Electric Power Co. Inc.	554,399	427,832
20,000	E.ON SE	253,426	231,316
5,000	EDP - Energias de Portugal SA, ADR	134,159	266,800
175,000	Electric Power Development Co. Ltd.	4,225,651	2,496,737
20,800	Electricite de France SA	308,177	284,125
205,000	Emera Inc.	5,416,204	9,300,742
35,000	Enagas SA	916,226	808,652
100,000	Endesa SA	2,186,478	2,426,045
275,000	Enel SpA	1,458,294	2,553,868
75,000	Equinor ASA	1,693,070	1,586,906
560,000	Hera SpA	1,228,235	2,313,446
28,000	Hokkaido Electric Power Co. Inc.	274,460	126,774
8,000	Hokuriku Electric Power Co.	84,777	43,638
175,000	Huaneng Power International Inc., ADR	4,547,220	2,775,500
450,000	Iberdrola SA	3,823,803	5,485,279
50,000	Iberdrola SA, ADR	1,539,385	2,442,750

See accompanying notes to financial statements.

The Gabelli Utilities Fund
Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Global Utilities (Continued)
365,000	Korea Electric Power Corp., ADR	$4,585,973	$3,942,000
80,000	Kyushu Electric Power Co. Inc.	931,855	615,689
28,000	Shikoku Electric Power Co. Inc.	459,493	190,540
2,000	Snam SpA	8,967	11,561
19,000	The Chugoku Electric Power Co. Inc	317,141	173,419
300,000	The Kansai Electric Power Co. Inc.	3,995,759	2,861,065
134,000	Tohoku Electric Power Co. Inc.	1,921,421	1,049,372
55,000	Tokyo Electric Power Co. Holdings Inc.†	208,402	163,374
		41,103,009	42,605,417

	Merchant Energy— 4.2%
120,000	NRG Energy Inc.	2,690,201	4,836,000
3,066,000	The AES Corp	31,624,585	79,930,620
		34,314,786	84,766,620

	Natural Gas Integrated— 7.6%
15,000	Atlas Energy Group LLC†	14,225	138
495,000	Energy Transfer LP	0	5,261,850
101,000	Hess Corp.	5,340,235	8,819,320
246,000	Kinder Morgan Inc	4,650,161	4,484,580
1,715,000	National Fuel Gas Co	79,791,636	89,608,750
501,000	ONEOK Inc	1,807,351	27,875,640
363,000	UGI Corp	7,700,874	16,810,530
		99,304,482	152,860,808

	Natural Gas Utilities— 6.7%
74,000	Atmos Energy Corp.	2,009,901	7,112,140
92,000	CenterPoint Energy Inc.	1,764,123	2,255,840
34,000	Chesapeake Utilities Corp.	602,017	4,091,220
387,000	Corning Natural Gas Holding Corp.(a)	3,661,773	9,231,885
100,000	Gulf Coast Ultra Deep Royalty Trust	8,000	2,500
25,000	Italgas SpA	150,554	163,396
125,000	National Grid plc	1,742,338	1,592,178
40,000	National Grid plc, ADR	2,408,508	2,557,600
14,000	New Jersey Resources Corp	328,068	553,980
433,000	Northwest Natural Holding Co.	19,281,900	22,741,160
143,000	ONE Gas Inc.	1,132,190	10,599,160
74,000	RGC Resources Inc.	932,476	1,865,540
141,000	South Jersey Industries Inc.	2,005,419	3,656,130
Shares		Cost	Market Value
902,500	Southwest Gas Holdings Inc.	$32,783,364	$59,736,475
117,000	Spire Inc.	3,693,861	8,455,590
		72,504,492	134,614,794

	Natural Resources— 1.8%
21,500	Alliance Resource Partners LP	54,525	155,015
258,000	Cameco Corp.	2,529,301	4,948,440
35,000	CNX Resources Corp.†	303,296	478,100
13,000	Diamondback Energy Inc.	242,369	1,220,570
4,000	EOG Resources Inc	288,152	333,760
682,000	Mueller Industries Inc	14,573,862	29,537,420
		17,991,505	36,673,305

	Oil— 0.1%
42,000	BP plc, ADR	1,451,607	1,109,640
40,000	Devon Energy Corp	364,972	1,167,600
		1,816,579	2,277,240

	Services — 1.2%
570,000	Enbridge Inc	12,541,788	22,822,800
15,000	Halliburton Co.	192,535	346,800
34,000	MDU Resources Group Inc.	738,008	1,065,560
		13,472,331	24,235,160

	Water — 3.7%
8,000	American States Water Co.	110,252	636,480
107,300	American Water Works Co. Inc.	2,344,960	16,538,149
5,000	California Water Service Group	90,622	277,700
16,000	Consolidated Water Co. Ltd.	193,045	187,680
488,000	Essential Utilities Inc.	8,003,930	22,301,600
19,500	Middlesex Water Co	346,654	1,593,735
525,000	Severn Trent plc	13,359,908	18,163,075
140,000	SJW Group	3,216,477	8,862,000
87,000	The York Water Co	1,205,281	3,941,100
50,000	United Utilities Group plc, ADR	1,339,663	1,374,250
		30,210,792	73,875,769
	TOTAL ENERGY AND UTILITIES	760,593,769	1,604,313,842

	COMMUNICATIONS — 13.8%

	Business Services — 0.1%
945,000	Clear Channel Outdoor Holdings Inc.†	1,740,636	2,494,800

	Cable and Satellite — 4.6%
33,000	Charter Communications Inc., Cl. A†	2,410,807	23,807,850
27,000	Cogeco Communications Inc.	792,860	2,640,102

See accompanying notes to financial statements.

The Gabelli Utilities Fund
Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Cable and Satellite (Continued)
72,000	Cogeco Inc	$1,706,940	$5,584,124
36,000	Comcast Corp., Cl. A	361,490	2,052,720
400,000	DISH Network Corp., Cl. A†	8,400,128	16,720,000
300,000	EchoStar Corp., Cl. A†	7,990,575	7,287,000
125,000	Euskaltel SA	1,639,643	1,627,442
5,800	Liberty Broadband Corp., Cl. C†	799,207	1,007,228
344,366	Liberty Global plc, Cl. A†	5,402,825	9,352,980
535,000	Liberty Global plc, Cl. C†	8,909,830	14,466,400
110,000	Liberty Latin America Ltd., Cl. A†	1,550,646	1,524,600
61,483	Liberty Latin America Ltd., Cl. C†	578,745	866,910
83,000	Rogers Communications Inc., Cl. B	2,146,464	4,410,620
12,000	Shaw Communications Inc., Cl. B	148,195	347,040
38,000	TBS Holdings Inc	500,062	583,537
		43,338,417	92,278,553

	Telecommunications — 7.8%
537,000	BCE Inc.	14,836,134	26,484,840
70,000	Deutsche Telekom AG	1,016,751	1,478,441
565,000	Deutsche Telekom AG, ADR	7,160,341	12,011,900
1,448,000	Koninklijke KPN NV	4,219,107	4,522,488
125,000	Loral Space & Communications Inc.	4,479,382	4,856,250
550,000	Lumen Technologies Inc	9,721,223	7,474,500
570,000	Nippon Telegraph & Telephone Corp.	7,029,915	14,850,938
300,000	Orascom Investment Holding, GDR	252,390	9,000
260,000	Pharol SGPS SA†	189,882	31,138
25,000	PLDT Inc., ADR	973,937	657,000
88,000	Proximus SA	2,537,006	1,699,796
2,000	PT Indosat Tbk†	1,061	945
1,850,000	Singapore Telecommunications Ltd.	4,561,720	3,150,517
100,000	Sistema PJSC FC, GDR	372,323	860,000
120,000	Swisscom AG, ADR	4,382,549	6,867,300
10,000	Tele2 AB, Cl. B	158,627	136,245
100,000	Telecom Italia SpA, ADR	910,122	502,000
215,000	Telefonica Brasil SA, ADR	3,605,020	1,827,500
130,000	Telefonica Deutschland Holding AG	492,246	342,978
312,300	Telefonica SA, ADR	3,161,482	1,467,810
1,000,000	Telekom Austria AG	7,767,364	8,537,400
332,000	Telenet Group Holding NV	14,963,496	12,495,054
Shares		Cost	Market Value
535,000	Telephone and Data Systems Inc.	$14,357,355	$12,123,100
60,000	Telesites SAB de CV†	45,551	55,594
7,000	TELUS Corp.	120,962	156,986
35,000	TIM SA, ADR	604,235	403,200
1,242,100	VEON Ltd., ADR†	3,485,503	2,273,043
575,000	Verizon Communications Inc.	17,632,427	32,217,250
		129,038,111	157,493,213

	Wireless Communications— 1.3%
45,000	America Movil SAB de CV, Cl. L, ADR	583,150	675,000
10,500	Anterix Inc.†	411,861	629,895
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	19	40
25,500	Millicom International Cellular SA†	1,169,222	1,009,035
40,000	Millicom International Cellular SA, SDR†	1,841,031	1,583,529
6,000	Mobile TeleSystems PJSC, ADR	74,643	55,560
135,000	SK Telecom Co. Ltd., ADR	2,383,798	4,240,350
400	SmarTone Telecommunications Holdings Ltd	207	237
280,000	Turkcell Iletisim Hizmetleri A/S, ADR	2,487,093	1,307,600
320,000	United States Cellular Corp.†	13,733,254	11,619,200
210,000	Vodafone Group plc, ADR	4,686,521	3,597,300
		27,370,799	24,717,746
	TOTAL COMMUNICATIONS	201,487,963	276,984,312

	OTHER— 5.6%
	Aerospace — 0.1%
1,800,000	Rolls-Royce Holdings plc†	2,974,327	2,463,049

	Building and Construction — 0.5%
11,500	Acciona SA	1,072,985	1,735,879
2,000	Arcosa Inc	125,439	117,480
92,000	Johnson Controls International plc	2,376,178	6,313,960
5,000	US Concrete Inc.†	369,200	369,000
20,000	Vantage Towers AG†	577,264	644,099
		4,521,066	9,180,418

	Business Services — 0.1%
59,169	Macquarie Infrastructure Corp	791,321	2,264,397
14,000	Vectrus Inc.†	241,648	666,260
		1,032,969	2,930,657

See accompanying notes to financial statements.

The Gabelli Utilities Fund
Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Consumer Products — 0.0%
8,000	Essity AB, Cl. A	$103,353	$266,414

	Diversified Industrial— 0.2%
1,000	Alstom SA†	31,457	50,501
42,000	Bouygues SA	1,447,067	1,553,309
2,500	Trinity Industries Inc	71,648	67,225
100,000	Twin Disc Inc.†	1,176,090	1,423,000
		2,726,262	3,094,035

	Electronics— 0.8%
32,500	Corning Inc.	362,693	1,329,250
6,000	Keysight Technologies Inc.†	537,147	926,460
300	Roper Technologies Inc.	75,135	141,060
144,000	Sony Group Corp., ADR	2,349,538	13,999,680
		3,324,513	16,396,450

	Entertainment— 0.2%
269,000	Grupo Televisa SAB, ADR	3,640,500	3,841,320

	Financial Services — 0.2%
102,000	Kinnevik AB, Cl. A	1,924,751	4,619,624
1,500,000	Orascom Financial Holding SAE†	226,100	28,480
		2,150,851	4,648,104

	Health Care— 0.0%
12,000	Tsumura & Co.	261,956	377,515

	Machinery — 2.1%
99,000	Astec Industries Inc.	3,475,580	6,231,060
61,000	Flowserve Corp.	2,020,779	2,459,520
69,500	The Gorman-Rupp Co.	1,592,161	2,393,580
1,700	Valmont Industries Inc	418,458	401,285
259,500	Xylem Inc.	6,490,265	31,129,620
		13,997,243	42,615,065

	Metals and Mining— 0.3%
84,000	Freeport-McMoRan Inc	871,933	3,117,240
14,500	Vulcan Materials Co	639,532	2,524,015
		1,511,465	5,641,255

	Transportation — 1.1%
247,000	GATX Corp.	6,936,543	21,852,090

	TOTAL OTHER	43,181,048	113,306,372
	TOTAL COMMON STOCKS	1,005,262,780	1,994,604,526

	CLOSED-END FUNDS— 0.0%
40,000	Altaba Inc., Escrow†	422,672	582,000
Shares		Cost	Market Value
	CONVERTIBLE PREFERRED STOCKS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%

14,860	Cincinnati Bell Inc., Ser. B, 6.750%	$278,039	$743,148

	MANDATORY CONVERTIBLE SECURITIES(b) — 0.1%
	ENERGY AND UTILITIES — 0.1%
	Natural Gas Utilities — 0.1%
54,000	Corning Natural Gas Holding Corp., Ser. B, 4.800%, 09/30/26(a)	1,120,500	1,551,420

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.9%
$2,471,000	U.S. Cash Management Bill, 0.005% to 0.013%††, 09/07/21	2,470,964	2,470,800
14,893,000	U.S. Treasury Bills, 0.005% to 0.047%††, 07/08/21 to 11/18/21	14,892,459	14,891,771

	TOTAL U.S. GOVERNMENT OBLIGATIONS	17,363,423	17,362,571

	TOTAL INVESTMENTS — 99.9%	$1,024,447,414	2,014,843,665

	Other Assets and Liabilities (Net)— 0.1%		2,907,714
	NET ASSETS — 100.0%		$2,017,751,379

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

†	Non-income producing security.

††	Represents annualized yield(s) at date(s) of purchase.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)

Assets:
Investments, at value (cost $1,019,665,141)	$2,004,060,360
Investments in affiliates, at value (cost $4,782,273)	10,783,305
Foreign currency, at value (cost $11,872)	11,811
Cash	39,048
Receivable for Fund shares sold	2,796,788
Dividends receivable	4,117,781
Prepaid expenses	82,107
Total Assets	2,021,891,200
Liabilities:
Payable for Fund shares redeemed	1,374,847
Payable for investment advisory fees	1,687,324
Payable for distribution fees	619,301
Payable for accounting fees	3,750
Other accrued expenses	454,599
Total Liabilities	4,139,821
Net Assets
(applicable to 295,249,357 shares outstanding)	$2,017,751,379
Net Assets Consist of:
Paid-in capital	$1,020,868,054
Total distributable earnings	996,883,325
Net Assets	$2,017,751,379
Shares of Beneficial Interest, each at $0.001 par value;
unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($283,374,264 ÷ 36,485,505 shares outstanding)	$7.77
Class A:
Net Asset Value and redemption price per share ($989,315,076 ÷ 124,541,730 shares outstanding)	$7.94
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price).	$8.42
Class C:
Net Asset Value and offering price per share ($417,417,523 ÷ 95,065,529 shares outstanding)	$4.39	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($327,644,516 ÷ 39,156,593 shares outstanding)	$8.37

Statement of Operations
For the Six Months Ended June 30, 2021 (Unaudited)

Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $828,321)	$30,135,459
Dividends - affiliated	145,188
Non-cash dividends	2,030,252
Interest	21,014
Total Investment Income	32,331,913
Expenses:
Investment advisory fees	9,954,900
Distribution fees - Class AAA	347,853
Distribution fees - Class A	1,216,987
Distribution fees - Class C	2,134,150
Shareholder services fees	674,372
Shareholder communications expenses	150,378
Custodian fees	95,138
Trustees’ fees	67,937
Registration expenses	62,662
Legal and audit fees	25,789
Accounting fees	22,500
Interest expense	4,472
Miscellaneous expenses	55,118
Total Expenses	14,812,256
Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(22,669)
Expenses paid indirectly by broker (See Note 6)	(10,535)
Total Credits and Reimbursements	(33,204)
Net Expenses	14,779,052
Net Investment Income	17,552,861
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	19,348,959
Net realized gain on Investments - affiliated	18,763
Net realized loss on foreign currency transactions	(597)

Net realized gain on investments and foreign currency transactions	19,367,125
Net change in unrealized appreciation/depreciation:
on investments - unaffiliated	111,302,778
on investments - affiliated.	3,537,558
on foreign currency translations	(37,330)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	114,803,006
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	134,170,131
Net Increase in Net Assets Resulting from Operations	$151,722,992

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
Operations:
Net investment income	$17,552,861		$29,474,886
Net realized gain on investments and foreign currency transactions	19,367,125		24,385,581
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	114,803,006		(155,525,137)
Net Increase/(Decrease) in Net Assets Resulting from Operations	151,722,992		(101,664,670)
Distributions to Shareholders:
Accumulated earnings
Class AAA	(1,571,055	)*	(7,450,748)
Class A	(5,388,426	)*	(24,102,461)
Class C	(4,122,416	)*	(18,592,941)
Class I	(1,643,211	)*	(8,753,059)
	(12,725,108)		(58,899,209)
Return of capital
Class AAA	(14,139,491	)*	(23,876,095)
Class A	(48,495,834	)*	(77,886,633)
Class C	(37,101,738	)*	(71,988,712)
Class I	(14,788,905	)*	(24,950,899)
	(114,525,968)		(198,702,339)
Total Distributions to Shareholders	(127,251,076)		(257,601,548)

Shares of Beneficial Interest Transactions:
Class AAA	6,820,763		(3,680,741)
Class A	41,088,391		76,155,496
Class C	(11,744,608)		(50,459,934)
Class I	22,721,130		(18,464,562)
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	58,885,676		3,550,259
Redemption Fees	19,745		9,821
Net Increase/(Decrease) in Net Assets	83,377,337		(355,706,138)
Net Assets:
Beginning of year	1,934,374,042		2,290,080,180
End of period	$2,017,751,379		$1,934,374,042

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Utilities Fund
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses(c)		Portfolio Turnover Rate
Class AAA
2021(d)	$7.60	$0.07	(e)	$0.54	$0.61	$(0.04)*	$—	$(0.40)*	$(0.44)	$0.00	$7.77	8.2%	$283,374	1.88	%(e)(f)	1.36	%(f)	1%
2020	8.84	0.12		(0.48)	(0.36)	(0.12)	(0.09)	(0.67)	(0.88)	0.00	7.60	(3.4)	270,921	1.63		1.37		2
2019	8.20	0.13		1.36	1.49	(0.11)	(0.05)	(0.69)	(0.85)	0.00	8.84	18.8	319,670	1.52		1.37		3
2018	9.23	0.14		(0.33)	(0.19)	(0.12)	(0.07)	(0.65)	(0.84)	0.00	8.20	(2.2)	288,322	1.57		1.37		1
2017	9.26	0.15		0.66	0.81	(0.13)	(0.07)	(0.64)	(0.84)	0.00	9.23	8.9	350,709	1.58		1.37		2
2016	8.70	0.15		1.28	1.43	(0.14)	(0.13)	(0.60)	(0.87)	0.00	9.26	17.0	364,411	1.65		1.38		4
Class A
2021(d)	$7.77	$0.08	(e)	$0.53	$0.61	$(0.04)*	$—	$(0.40)*	$(0.44)	$0.00	$7.94	8.0%	$989,315	1.89	%(e)(f)	1.36	%(f)	1%
2020	9.01	0.13		(0.49)	(0.36)	(0.12)	(0.09)	(0.67)	(0.88)	0.00	7.77	(3.4)	927,341	1.64		1.37		2
2019	8.35	0.14		1.37	1.51	(0.11)	(0.05)	(0.69)	(0.85)	0.00	9.01	18.7	990,134	1.53		1.37		3
2018	9.37	0.15		(0.33)	(0.18)	(0.12)	(0.07)	(0.65)	(0.84)	0.00	8.35	(2.0)	723,943	1.58		1.37		1
2017	9.40	0.15		0.66	0.81	(0.13)	(0.07)	(0.64)	(0.84)	0.00	9.37	8.8	837,684	1.57		1.37		2
2016	8.82	0.15		1.30	1.45	(0.13)	(0.13)	(0.61)	(0.87)	0.00	9.40	17.0	808,349	1.64		1.38		4
Class C
2021(d)	$4.50	$0.03	(e)	$0.30	$0.33	$(0.04)*	$—	$(0.40)*	$(0.44)	$0.00	$4.39	7.5%	$417,418	1.12	%(e)(f)	2.11	%(f)	1%
2020	5.66	0.04		0.32	0.28	(0.09)	(0.09)	(0.70)	(0.88)	0.00	4.50	(4.0)	438,782	0.86		2.12		2
2019	5.57	0.04		0.90	0.94	(0.08)	(0.05)	(0.72)	(0.85)	0.00	5.66	17.7	614,757	0.76		2.12		3
2018	6.58	0.05		(0.22)	(0.17)	(0.08)	(0.07)	(0.69)	(0.84)	0.00	5.57	(2.7)	641,273	0.82		2.12		1
2017	6.88	0.06		0.48	0.54	(0.09)	(0.07)	(0.68)	(0.84)	0.00	6.58	8.0	776,370	0.83		2.12		2
2016	6.71	0.06		0.98	1.04	(0.09)	(0.13)	(0.65)	(0.87)	0.00	6.88	16.2	776,780	0.89		2.13		4
Class I
2021(d)	$8.15	$0.09	(e)	$0.57	$0.66	$(0.04)*	$—	$(0.40)*	$(0.44)	$0.00	$8.37	8.2%	$327,644	2.14	%(e)(f)	1.11	%(f)	1%
2020	9.38	0.15		(0.50)	(0.35)	(0.14)	(0.09)	(0.65)	(0.88)	0.00	8.15	(3.1)	297,330	1.88		1.12		2
2019	8.64	0.17		1.42	1.59	(0.14)	(0.05)	(0.66)	(0.85)	0.00	9.38	19.0	365,519	1.78		1.12		3
2018	9.65	0.18		(0.35)	(0.17)	(0.14)	(0.07)	(0.63)	(0.84)	0.00	8.64	(1.8)	286,246	1.84		1.12		1
2017	9.63	0.18		0.68	0.86	(0.15)	(0.07)	(0.62)	(0.84)	0.00	9.65	9.1	272,376	1.81		1.12		2
2016	8.99	0.18		1.33	1.51	(0.16)	(0.13)	(0.58)	(0.87)	0.00	9.63	17.4	160,147	1.89		1.13		4

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.

(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented there was no impact on the expense ratios.

(d)	For the six months ended June 30, 2021, unaudited.

(e)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.07 (Class AAA and Class A), $0.02 (Class C), and $0.08 (Class I), respectively, and the net investment income ratio would have been 1.68% (Class AAA and Class A), 0.93% (Class C), and 1.93% (Class I), respectively.

(f)	Annualized.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Utilities Fund was organized on May 18, 1999 as a Delaware statutory trust and commenced operations on August 31, 1999. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is to provide a high level of total return through a combination of capital appreciation and current income.

The Fund invests a high percentage of its assets in the utilities sector. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

New Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available

The Gabelli Utilities Fund
Notes to Financial Statements (Unaudited) (Continued)

are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/21
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Energy and Utilities
Natural Gas Integrated	$152,860,670	$138	$152,860,808
Natural Gas Utilities	125,382,910	9,231,885	134,614,795
Other Industries (a)	1,316,838,239	—	1,316,838,239
Communications (a)	276,984,312	—	276,984,312
Other (a)	113,306,372	—	113,306,372
Total Common Stocks	1,985,372,503	9,232,023	1,994,604,526
Closed-End Funds	—	582,000	582,000
Convertible Preferred Stocks (a)	743,148	—	743,148

The Gabelli Utilities Fund
Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/21
Mandatory Convertible Securities (a)	—	$1,551,420	$1,551,420
U.S. Government Obligations	—	17,362,571	17,362,571
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,986,115,651	$28,728,014	$2,014,843,665

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at June 30, 2021 or December 31, 2020.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference

The Gabelli Utilities Fund
Notes to Financial Statements (Unaudited) (Continued)

between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2021, the Fund held no restricted securities.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata port on of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2021, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

The Gabelli Utilities Fund
Notes to Financial Statements (Unaudited) (Continued)

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions made in excess of current earnings and profits on a tax basis are treated as a non-taxable return of capital. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2020 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$33,274,077
Long term capital gains	25,625,132
Return of capital	198,702,339
Total distributions paid	$257,601,548

Since January 2000, the Fund has had a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate the distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Utilities Fund
Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2021:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,032,086,009	$1,021,758,215	$(39,000,559)	$982,757,656

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2021, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2021, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $22,669.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2021, other than short term securities and U.S. Government obligations, aggregated $17,579,626 and $83,311,144, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2021, the Fund paid $8,381 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally the Distributor retained a total of $346,781 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Gabelli Utilities Fund
Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2021, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $10,535.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2021, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 2, 2022 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2021, there were no borrowings under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2021 was $197,713, with a weighted average interest rate of 1.37%. The maximum amount borrowed at any time during the six months ended June 30, 2021 was $4,171,000.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2021 and the year ended December 31, 2020, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Utilities Fund
Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	2,900,161	$22,814,240	5,390,626	$41,030,574
Shares issued upon reinvestment of distributions	1,815,252	14,150,034	3,734,092	28,144,930
Shares redeemed	(3,857,713)	(30,143,511)	(9,675,327)	(72,856,245)
Net increase/(decrease)	857,700	$6,820,763	(550,609)	$(3,680,741)
Class A
Shares sold	11,783,720	$94,212,376	25,449,270	$200,062,870
Shares issued upon reinvestment of distributions	6,248,966	49,791,626	12,211,870	93,813,336
Shares redeemed	(12,871,857)	(102,915,611)	(28,227,143)	(217,720,710)
Net increase	5,160,829	$41,088,391	9,433,997	$76,155,496
Class C
Shares sold	9,138,794	$41,672,992	13,426,422	$64,898,790
Shares issued upon reinvestment of distributions	8,793,943	39,492,382	17,350,535	80,284,422
Shares redeemed	(20,469,624)	(92,909,982)	(41,804,570)	(195,643,146)
Net decrease	(2,536,887)	$(11,744,608)	(11,027,613)	$(50,459,934)
Class I
Shares sold	5,276,650	$44,530,904	11,097,579	$92,050,031
Shares issued upon reinvestment of distributions	1,901,684	15,940,942	3,740,582	30,049,220
Shares redeemed	(4,501,997)	(37,750,716)	(17,331,585)	(140,563,813)
Net increase/(decrease)	2,676,337	$22,721,130	(2,493,424)	$(18,464,562)

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended June 30, 2021 is set forth below:

	Market Value at December 31, 2020	Purchases	Sales	Realized Gain	Change In Unrealized Appreciation	Market Value at June 30, 2021	Dividend Income	Percent Owned of Shares
Corning Natural Gas Holding Corp.	$6,003,072	—	$42,388	$18,763	$3,252,438	$9,231,885	$118,188	12.55%
Corning Natural Gas Holding Corp., 4.800%, Ser. B	1,266,300	—	—	—	285,120	1,551,420	27,000	22.11%
Total				$18,763	$3,537,558	$10,783,305	$145,188

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Gabelli Utilities Fund
Notes to Financial Statements (Unaudited) (Continued)

11. Liquidity Risk Management Program. In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has approved the designation of the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 12, 2021, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Utilities Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on February 24, 2021, the Board of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of December 31, 2020) of the Fund against a peer group of five other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional utility funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Utility Fund Index. The Independent Board Members noted that the Fund’s performance was in the fourth quartile for the one year, three year, and five year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was within the fourth quartile for the one year, three year, five year, and ten year periods. The Independent Board Members discussed the reasons for the Fund’s underperformance and the steps the Adviser was taking to improve the Fund’s performance.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate amount of soft dollar benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability of the Fund to the Adviser.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the six other utility funds in the Adviser Peer Group, and a peer group selected by Broadridge and noted that the advisory fee includes substantially all administrative services for the Fund as well as the investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s total expense ratio was higher than the group average but that the Fund’s other expense ratio was below the group average within the Adviser Peer Group and above average within the peer group of funds selected by Broadridge. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision,

The Gabelli Utilities Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

various information comparing the advisory fee to the fee for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an adequate performance record. The Independent Board Members also concluded that the Fund’s expense ratios and profitability to the Adviser of managing the Fund were reasonable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was appropriate in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

THE GABELLI UTILITIES FUND
One Corporate Center
Rye, NY 10580-1422

Portfolio Manager’s Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Timothy M. Winter, CFA, joined Gabelli in 2009 and covers the utility industry. He has over 25 years of experience as an equity research analyst covering the industry. Currently, he continues to specialize in the utility industry and also serves as a portfolio manager of Gabelli Funds, LLC. Mr. Winter received his BA in Economics from Rollins College and MBA in Finance from Notre Dame.

Justin Bergner, CFA, is a Vice President at Gabelli & Company and a portfolio manager for Gabelli Funds LLC, the Adviser. Justin rejoined Gabelli & Company in 2013 as a research analyst covering Diversified Industrials, Home Improvement, and Transport companies. He began his investment career at Gabelli & Company in 2005 as a metals and mining analyst, and subsequently spent five years at Axiom International Investors as a senior analyst focused on industrial and healthcare stocks. Prior to business school, Mr. Bergner worked in management consulting at both Bain & Company and Dean & Company. Mr. Bergner graduated cum laude from Yale University with a BA in Economics & Mathematics and received an MBA in Finance and Accounting from the Wharton School at the University of Pennsylvania.

Brett Kearney, CFA, is a portfolio manager covering industrials with a focus on the flow control and other niche manufacturing sectors. He joined the Firm in 2017. Previously he was an analyst at Schultze Asset Management, an analyst at Fidus Mezzanine Capital, and an investment analyst at the Bond & Corporate Finance Group of John Hancock Financial Services. Brett graduated cum laude with a BS in Business Administration from Washington and Lee University and holds an MBA from Columbia Business School, where he participated in the school’s Value Investing Program.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

THE GABELLI UTILITIES FUND
One Corporate Center
Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	OFFICERS

Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and	President
Chief Executive Officer,
GAMCO Investors, Inc.	John C. Ball
Executive Chairman,	Treasurer
Associated Capital Group Inc.
Peter Goldstein
Anthony J. Colavita	Secretary
President,
Anthony J. Colavita, P.C.	Richard J. Walz
Chief Compliance O_cer
Vincent D. Enright
Former Senior Vice President	DISTRIBUTOR
and Chief Financial Officer,
KeySpan Corp.	G.distributors, LLC

CUSTODIAN
Mary E. Hauck
Former Senior	State Street Bank and Trust
Portfolio Manager,	Company
Gabelli-O’Connor Fixed
Income Mutual Fund	TRANSFER AGENT, AND
Management Co.	DIVIDEND DISBURSING
AGENT
Kuni Nakamura
President,	DST Asset Manager
Advanced Polymer, Inc.	Solutions, Inc.

Werner J. Roeder	LEGAL COUNSEL
Former Medical Director,
Lawrence Hospital	Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB470Q221SR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Utilities Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 3, 2021

* Print the name and title of each signing officer under his or her signature.